PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited)
1
Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 93.8%
Brazil : 3.6%
61,492
Ambev SA
$ 153,503
0.2
7,392
Atacadao SA
19,868
0.0
81,633  B3 SA - Brasil Bolsa
Balcao
195,318
0.2
22,074
Banco Bradesco SA
56,160
0.1
16,929
Banco BTG Pactual SA
123,303
0.1
11,498
Banco do Brasil SA
129,941
0.1
4,597  Banco Santander Brasil
SA
26,132
0.0
9,072  BB Seguridade
Participacoes SA
58,950
0.1
3,500  Caixa Seguridade
Participacoes S/A
10,970
0.0
13,823
CCR SA
38,172
0.0
17,372  Centrais Eletricas
Brasileiras SA
144,334
0.1
4,632  Cia de Saneamento
Basico do Estado de Sao
Paulo SABESP
78,382
0.1
8,499  Cia Siderurgica Nacional
SA
26,622
0.0
18,690
Cosan SA
60,258
0.1
2,698
CPFL Energia SA
18,753
0.0
3,691
Energisa S/A
35,325
0.0
11,523
(1)
Eneva SA
29,431
0.0
3,690
Engie Brasil Energia SA
29,591
0.0
15,240
Equatorial Energia SA
99,363
0.1
70,060
(1)(2)
Hapvida Participacoes e
Investimentos S/A
51,825
0.1
6,072
Hypera SA
40,001
0.0
10,107
JBS S/A
43,165
0.0
10,493
Klabin SA
52,764
0.1
13,222
Localiza Rent a Car SA
144,943
0.1
12,859
Lojas Renner SA
43,407
0.0
43,435
(1)
Magazine Luiza SA
15,589
0.0
11,604
Natura & Co. Holding SA
41,160
0.0
51,113
Petroleo Brasileiro SA
390,629
0.4
11,666
PRIO SA/Brazil
112,999
0.1
19,102
Raia Drogasil SA
104,662
0.1
7,424
(2)
Rede D'Or Sao Luiz SA
37,420
0.0
17,706
Rumo SA
78,338
0.1
17,767
Sendas Distribuidora S/A
52,500
0.1
10,880
Suzano SA
138,793
0.1
5,463
Telefonica Brasil SA
55,018
0.1
11,337
TIM SA/Brazil
40,213
0.0
8,573
TOTVS SA
48,699
0.1
9,680
Ultrapar Participacoes SA
55,103
0.1
46,317
Vale SA - Foreign
563,702
0.6
15,668
Vibra Energia SA
78,099
0.1
22,505
WEG SA
171,904
0.2
3,695,309
3.6
Chile : 0.4%
612,296
Banco de Chile
68,118
0.1
944  Banco de Credito e
Inversiones SA
26,987
0.0
896,623
Banco Santander Chile
44,659
0.1
17,771
Cencosud SA
30,834
0.0
192,347  Cia Sud Americana de
Vapores SA
14,469
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Chile (continued)
15,218
Empresas CMPC SA
$ 30,925
0.0
5,271
Empresas Copec SA
37,869
0.1
285,668
Enel Americas SA
27,847
0.0
350,033
Enel Chile SA
21,043
0.0
14,771
(1)
Falabella SA
38,790
0.1
2,276,091
(1)
Latam Airlines Group SA
28,365
0.0
369,906
0.4
China : 22.0%
6,300
(1)
360 Security Technology,
Inc. - Class A
7,723
0.0
2,500  37 Interactive
Entertainment Network
Technology Group Co. Ltd.
- Class A
6,107
0.0
10,000  AAC Technologies
Holdings, Inc.
33,584
0.1
497  Advanced Micro-
Fabrication Equipment,
Inc. China - Class A
10,275
0.0
4,600  AECC Aviation Power Co.
Ltd. - Class A
21,375
0.0
75,600  Agricultural Bank of China
Ltd. - Class A
43,640
0.1
363,000  Agricultural Bank of China
Ltd. - Class H
153,226
0.2
7,996  Aier Eye Hospital Group
Co. Ltd. - Class A
14,238
0.0
9,600
(1)
Air China Ltd. - Class A
9,704
0.0
30,000
(1)
Air China Ltd. - Class H
14,579
0.0
7,000
(1)(2)(3)
Akeso, Inc.
41,783
0.1
224,800  Alibaba Group Holding
Ltd.
2,032,829
2.0
16,700  Aluminum Corp. of China
Ltd. - Class A
16,447
0.0
48,000  Aluminum Corp. of China
Ltd. - Class H
30,564
0.0
4,600  Anhui Conch Cement Co.
Ltd. - Class A
14,147
0.0
19,500  Anhui Conch Cement Co.
Ltd. - Class H
40,436
0.1
400  Anhui Gujing Distillery Co.
Ltd. - Class A
14,536
0.0
1,600  Anhui Gujing Distillery Co.
Ltd. - Class B
22,516
0.0
3,700
(1)
Anhui Jianghuai
Automobile Group Corp.
Ltd. - Class A
8,628
0.0
800  Anhui Yingjia Distillery Co.
Ltd. - Class A
7,226
0.0
19,200
ANTA Sports Products Ltd.
204,726
0.2
914
Autohome, Inc., ADR
23,965
0.0
2,000  Avary Holding Shenzhen
Co. Ltd. - Class A
6,537
0.0
56,000  AviChina Industry &
Technology Co. Ltd. -
Class H
22,047
0.0
31,100
(1)
Baidu, Inc. - Class A
409,420
0.4
20,900  Bank of Beijing Co. Ltd. -
Class A
16,342
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
4,300  Bank of Chengdu Co. Ltd.
- Class A
$ 8,057
0.0
30,100  Bank of China Ltd. - Class
A
18,250
0.0
1,077,000  Bank of China Ltd. - Class
H
441,581
0.4
35,300  Bank of Communications
Co. Ltd. - Class A
30,540
0.0
111,000  Bank of Communications
Co. Ltd. - Class H
72,995
0.1
6,326  Bank of Hangzhou Co.
Ltd. - Class A
9,683
0.0
25,170  Bank of Jiangsu Co. Ltd. -
Class A
27,316
0.0
10,357  Bank of Nanjing Co. Ltd. -
Class A
12,943
0.0
5,500  Bank of Ningbo Co. Ltd. -
Class A
15,854
0.0
14,900  Bank of Shanghai Co. Ltd.
- Class A
13,836
0.0
21,800  Baoshan Iron & Steel Co.
Ltd. - Class A
19,531
0.0
841  Beijing Kingsoft Office
Software, Inc. - Class A
34,816
0.1
2,000  Beijing New Building
Materials PLC - Class A
7,921
0.0
2,200  Beijing Tiantan Biological
Products Corp. Ltd. -
Class A
7,766
0.0
1,400  Beijing Tongrentang Co.
Ltd. - Class A
8,077
0.0
913  Beijing Wantai Biological
Pharmacy Enterprise Co.
Ltd. - Class A
8,771
0.0
46,200  Beijing-Shanghai High
Speed Railway Co. Ltd. -
Class A
31,914
0.1
2,600
(1)(3)
Bilibili, Inc. - Class Z
29,493
0.0
56,100  BOE Technology Group
Co. Ltd. - Class A
31,296
0.1
1,736
BYD Co. Ltd. - Class A
50,098
0.1
14,500
BYD Co. Ltd. - Class H
371,273
0.4
10,500  BYD Electronic
International Co. Ltd.
38,760
0.1
5,820  Caitong Securities Co. Ltd.
- Class A
5,947
0.0
340
(1)
Cambricon Technologies
Corp. Ltd. - Class A
8,398
0.0
187,000
(2)
CGN Power Co. Ltd. -
Class H
55,479
0.1
400  Changchun High & New
Technology Industry
Group, Inc. - Class A
6,722
0.0
2,200  Chaozhou Three-Circle
Group Co. Ltd. - Class A
7,569
0.0
120,000  China Cinda Asset
Management Co. Ltd. -
Class H
9,974
0.0
120,000  China CITIC Bank Corp.
Ltd. - Class H
64,008
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
27,000  China Coal Energy Co.
Ltd. - Class H
$ 26,300
0.0
32,000  China Communications
Services Corp. Ltd. - Class
H
14,933
0.0
12,300  China Construction Bank
Corp. - Class A
11,626
0.0
1,320,000  China Construction Bank
Corp. - Class H
796,585
0.8
4,000  China CSSC Holdings Ltd.
- Class A
19,151
0.0
30,800
(1)
China Eastern Airlines
Corp. Ltd. - Class A
15,566
0.0
33,800  China Energy Engineering
Corp. Ltd. - Class A
9,824
0.0
44,000  China Everbright Bank Co.
Ltd. - Class A
19,000
0.0
31,000  China Everbright Bank Co.
Ltd. - Class H
8,920
0.0
50,000
(2)
China Feihe Ltd.
23,529
0.0
55,500  China Galaxy Securities
Co. Ltd. - Class H
27,274
0.0
32,000  China Hongqiao Group
Ltd.
36,062
0.1
3,800  China International Capital
Corp. Ltd. - Class A
16,848
0.0
19,200
(2)
China International Capital
Corp. Ltd. - Class H
22,795
0.0
4,803  China Jushi Co. Ltd. -
Class A
6,963
0.0
2,500  China Life Insurance Co.
Ltd. - Class A
9,870
0.0
107,000  China Life Insurance Co.
Ltd. - Class H
128,676
0.1
5,600
(1)(2)
China Literature Ltd.
18,761
0.0
45,000  China Longyuan Power
Group Corp. Ltd. - Class H
31,568
0.1
47,000  China Mengniu Dairy Co.
Ltd.
101,160
0.1
18,000  China Merchants Bank Co.
Ltd. - Class A
80,288
0.1
52,880  China Merchants Bank Co.
Ltd. - Class H
209,591
0.2
8,700  China Merchants Energy
Shipping Co. Ltd. - Class A
9,281
0.0
7,570  China Merchants
Securities Co. Ltd. - Class
A
14,499
0.0
7,200  China Merchants Shekou
Industrial Zone Holdings
Co. Ltd. - Class A
9,628
0.0
33,280  China Minsheng Banking
Corp. Ltd. - Class A
18,698
0.0
82,100  China Minsheng Banking
Corp. Ltd. - Class H
28,453
0.0
54,000  China National Building
Material Co. Ltd. - Class H
18,587
0.0
6,100  China National Chemical
Engineering Co. Ltd. -
Class A
5,620
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
18,600  China National Nuclear
Power Co. Ltd. - Class A
$ 23,041
0.0
4,000  China Northern Rare Earth
Group High-Tech Co. Ltd.
- Class A
10,567
0.0
34,000  China Oilfield Services
Ltd. - Class H
39,132
0.1
6,003  China Pacific Insurance
Group Co. Ltd. - Class A
18,815
0.0
34,400  China Pacific Insurance
Group Co. Ltd. - Class H
60,349
0.1
28,252  China Petroleum &
Chemical Corp. - Class A
24,338
0.0
335,600  China Petroleum &
Chemical Corp. - Class H
190,864
0.2
19,300  China Railway Group Ltd.
- Class A
18,203
0.0
53,000  China Railway Group Ltd.
- Class H
26,234
0.0
1,324  China Resources
Microelectronics Ltd. -
Class A
7,201
0.0
9,400
(2)
China Resources Mixc
Lifestyle Services Ltd.
29,787
0.0
20,500
(2)
China Resources
Pharmaceutical Group Ltd.
13,107
0.0
1,000  China Resources Sanjiu
Medical & Pharmaceutical
Co. Ltd. - Class A
7,296
0.0
5,870  China Shenhua Energy
Co. Ltd. - Class A
31,402
0.1
46,000  China Shenhua Energy
Co. Ltd. - Class H
180,949
0.2
14,100
(1)
China Southern Airlines
Co. Ltd. - Class A
10,933
0.0
36,940  China State Construction
Engineering Corp. Ltd. -
Class A
26,691
0.0
43,400  China Three Gorges
Renewables Group Co.
Ltd. - Class A
28,116
0.0
1,703  China Tourism Group Duty
Free Corp. Ltd. - Class A
20,342
0.0
2,100
(2)(3)
China Tourism Group Duty
Free Corp. Ltd. - Class H
20,963
0.0
606,000
(2)
China Tower Corp. Ltd. -
Class H
69,744
0.1
27,600  China United Network
Communications Ltd. -
Class A
17,622
0.0
9,500  China Vanke Co. Ltd. -
Class A
12,155
0.0
28,100
(3)
China Vanke Co. Ltd. -
Class H
19,496
0.0
21,300  China Yangtze Power Co.
Ltd. - Class A
73,235
0.1
600  China Zhenhua Group
Science & Technology Co.
Ltd. - Class A
4,532
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
18,400  China Zheshang Bank Co.
Ltd. - Class A
$ 7,489
0.0
500  Chongqing Brewery Co.
Ltd. - Class A
4,474
0.0
8,260  Chongqing Changan
Automobile Co. Ltd. -
Class A
19,641
0.0
2,200  Chongqing Zhifei
Biological Products Co.
Ltd. - Class A
13,786
0.0
78,000
CITIC Ltd.
75,074
0.1
11,660  CITIC Securities Co. Ltd.
- Class A
31,201
0.0
21,825  CITIC Securities Co. Ltd.
- Class H
36,051
0.1
21,200  CMOC Group Ltd. - Class
A
24,000
0.0
45,000  CMOC Group Ltd. - Class
H
38,323
0.1
3,753  Contemporary Amperex
Technology Co. Ltd. -
Class A
98,123
0.1
3,800  COSCO SHIPPING
Energy Transportation Co.
Ltd. - Class A
8,379
0.0
16,000  COSCO SHIPPING
Energy Transportation Co.
Ltd. - Class H
16,579
0.0
13,060  COSCO SHIPPING
Holdings Co. Ltd. - Class A
18,757
0.0
39,150  COSCO SHIPPING
Holdings Co. Ltd. - Class
H
41,220
0.1
162,133
(1)(3)
Country Garden Holdings
Co. Ltd.
10,080
0.0
29,000  Country Garden Services
Holdings Co. Ltd.
18,612
0.0
23,900
CRRC Corp. Ltd. - Class A
21,897
0.0
58,000
CRRC Corp. Ltd. - Class H
31,308
0.1
4,100  CSC Financial Co. Ltd. -
Class A
12,477
0.0
1,800  CSPC Innovation
Pharmaceutical Co. Ltd. -
Class A
9,290
0.0
131,360  CSPC Pharmaceutical
Group Ltd.
103,393
0.1
13,900  Daqin Railway Co. Ltd. -
Class A
14,078
0.0
3,200  Dongfang Electric Corp.
Ltd. - Class A
6,844
0.0
36,000  Dongfeng Motor Group
Co. Ltd. - Class H
15,054
0.0
9,000
(1)(2)(3)
East Buy Holding Ltd.
23,949
0.0
13,943  East Money Information
Co. Ltd. - Class A
24,878
0.0
10,700
ENN Energy Holdings Ltd.
83,256
0.1
3,200  ENN Natural Gas Co. Ltd.
- Class A
8,486
0.0
1,745  Eve Energy Co. Ltd. -
Class A
9,489
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
4,200  Everbright Securities Co.
Ltd. - Class A
$ 9,457
0.0
2,100  Flat Glass Group Co. Ltd.
- Class A
8,380
0.0
5,000
(3)
Flat Glass Group Co. Ltd.
- Class H
12,170
0.0
14,100  Focus Media Information
Technology Co. Ltd. -
Class A
12,690
0.0
4,069  Foshan Haitian Flavouring
& Food Co. Ltd. - Class A
22,310
0.0
32,968
Fosun International Ltd.
17,201
0.0
8,800  Founder Securities Co.
Ltd. - Class A
9,521
0.0
13,600  Foxconn Industrial Internet
Co. Ltd. - Class A
44,187
0.1
2,700  Fuyao Glass Industry
Group Co. Ltd. - Class A
16,046
0.0
8,000
(2)
Fuyao Glass Industry
Group Co. Ltd. - Class H
40,306
0.1
1,780  Ganfeng Lithium Group
Co. Ltd. - Class A
8,856
0.0
5,040
(2)
Ganfeng Lithium Group
Co. Ltd. - Class H
15,449
0.0
18,100  GD Power Development
Co. Ltd. - Class A
12,547
0.0
16,000
(1)
Genscript Biotech Corp.
29,690
0.0
7,400  GF Securities Co. Ltd. -
Class A
13,747
0.0
11,000  GF Securities Co. Ltd. -
Class H
11,401
0.0
5,000
(1)(2)
Giant Biogene Holding
Co. Ltd.
27,219
0.0
560  GigaDevice
Semiconductor, Inc. -
Class A
5,640
0.0
3,500
GoerTek, Inc. - Class A
7,646
0.0
2,900  Great Wall Motor Co. Ltd.
- Class A
9,167
0.0
29,000  Great Wall Motor Co. Ltd.
- Class H
32,307
0.1
2,700  Gree Electric Appliances,
Inc. of Zhuhai - Class A
14,650
0.0
1,700  Guangdong Haid Group
Co. Ltd. - Class A
10,129
0.0
7,200  Guanghui Energy Co. Ltd.
- Class A
7,201
0.0
6,300  Guangzhou Automobile
Group Co. Ltd. - Class A
7,773
0.0
61,200  Guangzhou Automobile
Group Co. Ltd. - Class H
25,120
0.0
1,700  Guangzhou Baiyunshan
Pharmaceutical Holdings
Co. Ltd. - Class A
6,742
0.0
6,600  Guosen Securities Co. Ltd.
- Class A
7,571
0.0
7,700  Guotai Junan Securities
Co. Ltd. - Class A
15,191
0.0
2,781
H World Group Ltd., ADR
107,625
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
23,000
(2)
Haidilao International
Holding Ltd.
$ 52,046
0.1
6,100  Haier Smart Home Co.
Ltd. - Class A
21,202
0.0
32,200  Haier Smart Home Co.
Ltd. - Class H
100,200
0.1
51,400
(1)
Hainan Airlines Holding
Co. Ltd. - Class A
9,747
0.0
15,100
(1)
Hainan Airport
Infrastructure Co. Ltd. -
Class A
7,295
0.0
8,000  Haitian International
Holdings Ltd.
23,280
0.0
11,000  Haitong Securities Co. Ltd.
- Class A
13,204
0.0
32,400  Haitong Securities Co. Ltd.
- Class H
15,497
0.0
1,940  Hangzhou First Applied
Material Co. Ltd. - Class A
7,576
0.0
16,000
(2)
Hansoh Pharmaceutical
Group Co. Ltd.
31,691
0.1
2,900  Henan Shenhuo Coal &
Power Co. Ltd. - Class A
7,779
0.0
3,600  Henan Shuanghui
Investment & Development
Co. Ltd. - Class A
12,845
0.0
9,000  Hengan International
Group Co. Ltd.
28,371
0.0
6,420
(1)
Hengli Petrochemical Co.
Ltd. - Class A
12,176
0.0
400  Hithink RoyalFlush
Information Network Co.
Ltd. - Class A
7,469
0.0
900  Hoshine Silicon Industry
Co. Ltd. - Class A
6,171
0.0
8,000
(1)(2)
Hua Hong Semiconductor
Ltd.
15,613
0.0
8,100  Huadian Power
International Corp. Ltd. -
Class A
7,599
0.0
1,740  Huadong Medicine Co.
Ltd. - Class A
7,400
0.0
6,400  Huafon Chemical Co. Ltd.
- Class A
5,819
0.0
2,130  Hualan Biological
Engineering, Inc. - Class A
5,841
0.0
9,500
(1)
Huaneng Power
International, Inc. - Class A
12,027
0.0
54,000
(1)
Huaneng Power
International, Inc. - Class
H
31,853
0.1
8,000  Huatai Securities Co. Ltd.
- Class A
15,315
0.0
13,400
(2)
Huatai Securities Co. Ltd.
- Class H
15,333
0.0
12,900  Huaxia Bank Co. Ltd. -
Class A
11,553
0.0
3,600  Huayu Automotive
Systems Co. Ltd. - Class A
8,203
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
500  Huizhou Desay Sv
Automotive Co. Ltd. -
Class A
$ 8,723
0.0
1,863  Hundsun Technologies,
Inc. - Class A
5,870
0.0
4,800
(2)(3)
Hygeia Healthcare
Holdings Co. Ltd.
19,590
0.0
1,654  Hygon Information
Technology Co. Ltd. -
Class A
17,582
0.0
1,468  IEIT Systems Co. Ltd. -
Class A
9,013
0.0
1,900
Iflytek Co. Ltd. - Class A
13,049
0.0
227  Imeik Technology
Development Co. Ltd. -
Class A
10,631
0.0
56,000  Industrial & Commercial
Bank of China Ltd. - Class
A
40,695
0.1
892,000  Industrial & Commercial
Bank of China Ltd. - Class
H
448,349
0.5
18,500  Industrial Bank Co. Ltd. -
Class A
41,617
0.1
9,820  Industrial Securities Co.
Ltd. - Class A
7,387
0.0
49,400
(1)
Inner Mongolia BaoTou
Steel Union Co. Ltd. -
Class A
10,873
0.0
10,800  Inner Mongolia Junzheng
Energy & Chemical
Industry Group Co. Ltd. -
Class A
5,455
0.0
8,600  Inner Mongolia Yili
Industrial Group Co. Ltd. -
Class A
33,113
0.1
15,200  Inner Mongolia Yitai Coal
Co. Ltd. - Class B
29,010
0.0
17,500
(1)(2)
Innovent Biologics, Inc.
84,438
0.1
5,838
(1)
iQIYI, Inc., ADR
24,695
0.0
1,600
(1)
Isoftstone Information
Technology Group Co. Ltd.
- Class A
10,385
0.0
2,724  JA Solar Technology Co.
Ltd. - Class A
6,550
0.0
1,900  JCET Group Co. Ltd. -
Class A
7,635
0.0
14,950
(1)(2)
JD Health International,
Inc.
53,128
0.1
27,800
(1)(2)
JD Logistics, Inc.
28,397
0.0
32,359
JD.com, Inc. - Class A
443,865
0.5
5,200  Jiangsu Eastern
Shenghong Co. Ltd. -
Class A
7,140
0.0
16,000  Jiangsu Expressway Co.
Ltd. - Class H
16,377
0.0
1,320  Jiangsu Hengli Hydraulic
Co. Ltd. - Class A
9,206
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
5,677  Jiangsu Hengrui
Pharmaceuticals Co. Ltd.
- Class A
$ 36,335
0.1
1,300  Jiangsu King's Luck
Brewery JSC Ltd. - Class A
10,692
0.0
1,276  Jiangsu Yanghe Brewery
Joint-Stock Co. Ltd. -
Class A
17,423
0.0
1,200  Jiangsu Yuyue Medical
Equipment & Supply Co.
Ltd. - Class A
5,660
0.0
3,500  Jiangsu Zhongtian
Technology Co. Ltd. -
Class A
6,815
0.0
24,000  Jiangxi Copper Co. Ltd. -
Class H
40,991
0.1
6,150  Jinko Solar Co. Ltd. -
Class A
7,025
0.0
3,984
Kanzhun Ltd., ADR
69,839
0.1
8,854
KE Holdings, Inc., ADR
121,565
0.1
37,000
(1)
Kingdee International
Software Group Co. Ltd.
41,872
0.1
12,800
Kingsoft Corp. Ltd.
39,505
0.1
34,800
(1)(2)
Kuaishou Technology
219,052
0.2
1,300
(1)
Kunlun Tech Co. Ltd. -
Class A
7,311
0.0
1,100  Kweichow Moutai Co. Ltd.
- Class A
259,293
0.3
2,900  LB Group Co. Ltd. - Class
A
7,406
0.0
106,000
Lenovo Group Ltd.
122,812
0.1
5,000  Lens Technology Co. Ltd.
- Class A
9,376
0.0
15,900
(1)
Li Auto, Inc. - Class A
241,434
0.3
32,000
Li Ning Co. Ltd.
85,367
0.1
8,200  Lingyi iTech Guangdong
Co. - Class A
6,186
0.0
25,000
(2)
Longfor Group Holdings
Ltd.
35,460
0.1
6,444  LONGi Green Energy
Technology Co. Ltd. -
Class A
17,499
0.0
6,166  Luxshare Precision
Industry Co. Ltd. - Class A
25,392
0.0
1,300  Luzhou Laojiao Co. Ltd. -
Class A
33,327
0.1
1,790  Mango Excellent Media
Co. Ltd. - Class A
6,064
0.0
536  Maxscend
Microelectronics Co. Ltd.
- Class A
7,456
0.0
70,040
(1)(2)
Meituan - Class B
864,580
0.9
17,300  Metallurgical Corp. of
China Ltd. - Class A
8,214
0.0
4,900  Midea Group Co. Ltd. -
Class A
43,805
0.1
5,000  MINISO Group Holding
Ltd.
25,822
0.0
986  Montage Technology Co.
Ltd. - Class A
6,338
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
4,712  Muyuan Foods Co. Ltd. -
Class A
$ 27,427
0.0
7,661  NARI Technology Co. Ltd.
- Class A
25,573
0.0
3,000
(1)
National Silicon Industry
Group Co. Ltd. - Class A
5,547
0.0
500  NAURA Technology Group
Co. Ltd. - Class A
21,218
0.0
26,800
NetEase, Inc.
555,340
0.6
2,300  New China Life Insurance
Co. Ltd. - Class A
9,613
0.0
9,900  New China Life Insurance
Co. Ltd. - Class H
17,557
0.0
5,000
(1)
New Hope Liuhe Co. Ltd.
- Class A
6,485
0.0
20,400
(1)
New Oriental Education &
Technology Group, Inc.
178,293
0.2
1,500
Ninestar Corp. - Class A
4,766
0.0
1,100  Ningbo Tuopu Group Co.
Ltd. - Class A
9,744
0.0
7,800  Ningxia Baofeng Energy
Group Co. Ltd. - Class A
16,924
0.0
18,204
(1)(3)
NIO, Inc., ADR
81,918
0.1
27,600
(2)
Nongfu Spring Co. Ltd. -
Class H
149,173
0.2
7,420  Orient Securities Co. Ltd./
China - Class A
8,468
0.0
2,000  People.cn Co. Ltd. - Class
A
7,388
0.0
130,000  People's Insurance Co.
Group of China Ltd. -
Class H
41,560
0.1
18,600  PetroChina Co. Ltd. -
Class A
23,846
0.0
286,000  PetroChina Co. Ltd. -
Class H
245,280
0.3
1,825  Pharmaron Beijing Co.
Ltd. - Class A
5,165
0.0
99,244  PICC Property & Casualty
Co. Ltd. - Class H
130,977
0.1
17,000  Ping An Bank Co. Ltd. -
Class A
24,692
0.0
9,600  Ping An Insurance Group
Co. of China Ltd. - Class A
54,123
0.1
92,000  Ping An Insurance Group
Co. of China Ltd. - Class H
390,603
0.4
282
Piotech, Inc. - Class A
7,308
0.0
10,200  Poly Developments and
Holdings Group Co. Ltd. -
Class A
13,208
0.0
6,400
(2)
Pop Mart International
Group Ltd.
23,563
0.0
25,400  Postal Savings Bank of
China Co. Ltd. - Class A
16,741
0.0
103,000
(2)
Postal Savings Bank of
China Co. Ltd. - Class H
53,915
0.1
15,900  Power Construction Corp.
of China Ltd. - Class A
10,871
0.0
1,456
Qifu Technology, Inc., ADR
26,834
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
5,526
(1)
Qinghai Salt Lake Industry
Co. Ltd. - Class A
$ 12,161
0.0
9,250  Rongsheng Petrochemical
Co. Ltd. - Class A
13,893
0.0
13,100  SAIC Motor Corp. Ltd. -
Class A
27,112
0.0
5,000  Sanan Optoelectronics Co.
Ltd. - Class A
8,417
0.0
15,000  Sany Heavy Equipment
International Holdings Co.
Ltd.
9,652
0.0
13,200  Sany Heavy Industry Co.
Ltd. - Class A
26,412
0.0
3,955
(1)
Satellite Chemical Co. Ltd.
- Class A
9,335
0.0
9,400  SDIC Power Holdings Co.
Ltd. - Class A
19,353
0.0
1,400
(1)
Seres Group Co. Ltd. -
Class A
17,591
0.0
4,400  SF Holding Co. Ltd. -
Class A
22,144
0.0
8,300  Shaanxi Coal Industry Co.
Ltd. - Class A
28,713
0.0
4,364  Shandong Gold Mining
Co. Ltd. - Class A
15,821
0.0
8,000
(2)
Shandong Gold Mining
Co. Ltd. - Class H
16,283
0.0
2,210  Shandong Hualu
Hengsheng Chemical Co.
Ltd. - Class A
7,739
0.0
14,830  Shandong Nanshan
Aluminum Co. Ltd. - Class
A
6,919
0.0
34,400  Shandong Weigao Group
Medical Polymer Co. Ltd.
- Class H
21,448
0.0
1,776  Shanghai Baosight
Software Co. Ltd. - Class A
9,461
0.0
8,316  Shanghai Baosight
Software Co. Ltd. - Class
B
16,876
0.0
700  Shanghai Baosight
Software Co. Ltd. - Class
B
1,421
0.0
15,100
(1)
Shanghai Electric Group
Co. Ltd. - Class A
8,779
0.0
2,900  Shanghai Fosun
Pharmaceutical Group Co.
Ltd. - Class A
9,285
0.0
5,500  Shanghai Fosun
Pharmaceutical Group Co.
Ltd. - Class H
9,002
0.0
1,200
(1)
Shanghai International
Airport Co. Ltd. - Class A
5,923
0.0
8,100  Shanghai International
Port Group Co. Ltd. -
Class A
5,950
0.0
12,500  Shanghai Pharmaceuticals
Holding Co. Ltd. - Class H
18,062
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
25,700  Shanghai Pudong
Development Bank Co.
Ltd. - Class A
$ 25,515
0.0
7,400  Shanghai RAAS Blood
Products Co. Ltd. - Class A
7,201
0.0
8,600  Shanghai Rural
Commercial Bank Co. Ltd.
- Class A
7,867
0.0
768  Shanghai United Imaging
Healthcare Co. Ltd. -
Class A
13,934
0.0
5,100  Shanxi Coking Coal
Energy Group Co. Ltd. -
Class A
7,206
0.0
3,150  Shanxi Lu'an
Environmental Energy
Development Co. Ltd. -
Class A
8,743
0.0
1,180  Shanxi Xinghuacun Fen
Wine Factory Co. Ltd. -
Class A
40,085
0.1
2,900  Shengyi Technology Co.
Ltd. - Class A
7,045
0.0
620  Shennan Circuits Co. Ltd.
- Class A
7,600
0.0
22,800  Shenwan Hongyuan
Group Co. Ltd. - Class A
13,948
0.0
1,800  Shenzhen Inovance
Technology Co. Ltd. -
Class A
15,006
0.0
1,100  Shenzhen Mindray Bio-
Medical Electronics Co.
Ltd. - Class A
42,626
0.1
880  Shenzhen New Industries
Biomedical Engineering
Co. Ltd. - Class A
8,193
0.0
1,518  Shenzhen Transsion
Holdings Co. Ltd. - Class A
34,320
0.1
12,100  Shenzhou International
Group Holdings Ltd.
114,870
0.1
4,500  Sichuan Chuantou Energy
Co. Ltd. - Class A
10,336
0.0
1,700  Sichuan Kelun
Pharmaceutical Co. Ltd. -
Class A
7,117
0.0
6,920  Sichuan Road and Bridge
Group Co. Ltd. - Class A
7,113
0.0
1,500  Sieyuan Electric Co. Ltd.
- Class A
12,086
0.0
4,000
Silergy Corp.
40,919
0.1
18,000  Sinopharm Group Co. Ltd.
- Class H
46,157
0.1
8,500
Sinotruk Hong Kong Ltd.
20,873
0.0
25,000
(2)(3)
Smoore International
Holdings Ltd.
21,305
0.0
1,300
(1)
Spring Airlines Co. Ltd. -
Class A
9,902
0.0
1,200  Sungrow Power Supply
Co. Ltd. - Class A
17,148
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
10,800  Sunny Optical Technology
Group Co. Ltd.
$ 55,310
0.1
700  Suzhou TFC Optical
Communication Co. Ltd. -
Class A
14,713
0.0
5,981
(1)
TAL Education Group,
ADR
67,884
0.1
5,350
TBEA Co. Ltd. - Class A
11,204
0.0
36,620
(1)
TCL Technology Group
Corp. - Class A
23,623
0.0
3,525  TCL Zhonghuan
Renewable Energy
Technology Co. Ltd. -
Class A
5,759
0.0
91,300
Tencent Holdings Ltd.
3,556,130
3.5
10,128
(1)
Tencent Music
Entertainment Group, ADR
113,332
0.1
1,400  Tianqi Lithium Corp. -
Class A
9,239
0.0
26,000  Tingyi Cayman Islands
Holding Corp.
28,533
0.0
16,800
(1)
Tongcheng Travel
Holdings Ltd.
44,414
0.1
13,800  Tongling Nonferrous
Metals Group Co. Ltd. -
Class A
7,475
0.0
3,900
Tongwei Co. Ltd. - Class A
13,338
0.0
500
(1)
Topchoice Medical Corp.
- Class A
4,196
0.0
25,000
(2)
Topsports International
Holdings Ltd.
16,767
0.0
12,000  TravelSky Technology Ltd.
- Class H
14,556
0.0
1,954  Trina Solar Co. Ltd. -
Class A
6,414
0.0
7,550
(1)
Trip.com Group Ltd.
334,778
0.3
800  Tsingtao Brewery Co. Ltd.
- Class A
9,319
0.0
8,000  Tsingtao Brewery Co. Ltd.
- Class H
55,057
0.1
859
(1)
Unigroup Guoxin
Microelectronics Co. Ltd.
- Class A
7,796
0.0
2,600
(1)
Unisplendour Corp. Ltd. -
Class A
7,902
0.0
5,717  Vipshop Holdings Ltd.,
ADR
94,616
0.1
2,900  Wanhua Chemical Group
Co. Ltd. - Class A
32,318
0.1
8,700  Weichai Power Co. Ltd. -
Class A
19,635
0.0
25,000  Weichai Power Co. Ltd. -
Class H
47,703
0.1
5,820  Wens Foodstuffs Group
Co. Ltd. - Class A
14,930
0.0
5,800  Western Securities Co.
Ltd. - Class A
5,424
0.0
1,160  Will Semiconductor Co.
Ltd. Shanghai - Class A
15,826
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
1,200
(1)
Wingtech Technology Co.
Ltd. - Class A
$ 6,080
0.0
5,238  Wuhan Guide Infrared Co.
Ltd. - Class A
5,257
0.0
3,400  Wuliangye Yibin Co. Ltd. -
Class A
72,101
0.1
2,130  WUS Printed Circuit
Kunshan Co. Ltd. - Class A
8,978
0.0
2,376  WuXi AppTec Co. Ltd. -
Class A
15,487
0.0
4,641
(2)
WuXi AppTec Co. Ltd. -
Class H
22,050
0.0
55,000
(1)(2)
Wuxi Biologics Cayman,
Inc.
100,615
0.1
12,500  XCMG Construction
Machinery Co. Ltd. - Class
A
10,744
0.0
212,200
(1)(2)
Xiaomi Corp. - Class B
416,608
0.4
1,800  Xinjiang Daqo New Energy
Co. Ltd. - Class A
6,725
0.0
64,000
Xinyi Solar Holdings Ltd.
49,696
0.1
15,800
(1)
XPeng, Inc. - Class A
62,595
0.1
16,000
(2)
Yadea Group Holdings Ltd.
25,961
0.0
4,050  Yankuang Energy Group
Co. Ltd. - Class A
12,941
0.0
33,000  Yankuang Energy Group
Co. Ltd. - Class H
69,394
0.1
1,060  Yifeng Pharmacy Chain
Co. Ltd. - Class A
5,769
0.0
1,500  Yihai Kerry Arawana
Holdings Co. Ltd. - Class A
6,267
0.0
5,100  Yintai Gold Co. Ltd. -
Class A
11,962
0.0
3,318  Yonyou Network
Technology Co. Ltd. -
Class A
5,539
0.0
3,700  YTO Express Group Co.
Ltd. - Class A
7,756
0.0
5,656
Yum China Holdings, Inc.
225,052
0.2
4,100  Yunnan Aluminium Co.
Ltd. - Class A
7,740
0.0
3,500  Yunnan Baiyao Group Co.
Ltd. - Class A
24,465
0.0
12,500
(1)
Zai Lab Ltd.
20,290
0.0
2,000  Zangge Mining Co. Ltd. -
Class A
8,236
0.0
600  Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd. -
Class A
19,154
0.0
17,000  Zhaojin Mining Industry
Co. Ltd. - Class H
23,164
0.0
6,900  Zhejiang China
Commodities City Group
Co. Ltd. - Class A
8,377
0.0
2,400  Zhejiang Chint Electrics
Co. Ltd. - Class A
6,697
0.0
3,400  Zhejiang Dahua
Technology Co. Ltd. -
Class A
8,763
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
22,080  Zhejiang Expressway Co.
Ltd. - Class H
$ 14,169
0.0
1,620  Zhejiang Huayou Cobalt
Co. Ltd. - Class A
5,967
0.0
1,200  Zhejiang Jingsheng
Mechanical & Electrical
Co. Ltd. - Class A
5,734
0.0
3,280  Zhejiang Juhua Co. Ltd. -
Class A
10,629
0.0
6,600
(1)(2)(3)
Zhejiang Leapmotor
Technology Co. Ltd.
22,186
0.0
3,712  Zhejiang NHU Co. Ltd. -
Class A
8,600
0.0
2,300  Zhejiang Sanhua
Intelligent Controls Co.
Ltd. - Class A
7,646
0.0
15,000
(1)
Zhejiang Zheneng Electric
Power Co. Ltd. - Class A
13,511
0.0
4,700  Zheshang Securities Co.
Ltd. - Class A
7,353
0.0
9,400
(1)(2)
ZhongAn Online P&C
Insurance Co. Ltd. - Class
H
15,042
0.0
700  Zhongji Innolight Co. Ltd.
- Class A
14,996
0.0
6,900  Zhongjin Gold Corp. Ltd. -
Class A
11,815
0.0
10,500  Zhongsheng Group
Holdings Ltd.
18,238
0.0
7,400  Zhongtai Securities Co.
Ltd. - Class A
6,824
0.0
7,800  Zhuzhou CRRC Times
Electric Co. Ltd. - Class H
24,745
0.0
19,900  Zijin Mining Group Co. Ltd.
- Class A
44,415
0.1
76,000  Zijin Mining Group Co. Ltd.
- Class H
152,258
0.2
8,300  Zoomlion Heavy Industry
Science and Technology
Co. Ltd. - Class A
9,224
0.0
6,700
ZTE Corp. - Class A
25,467
0.0
9,440
ZTE Corp. - Class H
18,844
0.0
5,790  ZTO Express Cayman,
Inc., ADR
121,243
0.1
22,671,106
22.0
Colombia : 0.0%
3,186  Bancolombia SA -
Preference Shares
28,256
0.0
5,678  Interconexion Electrica
SA ESP
29,056
0.0
57,312
0.0
Czechia : 0.1%
2,343
CEZ AS
83,614
0.1
1,038
Komercni Banka AS
37,177
0.0
6,733
(2)
Moneta Money Bank AS
29,263
0.0
150,054
0.1
Egypt : 0.1%
34,452  Commercial International
Bank Egypt SAE
58,132
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Egypt (continued)
15,838
Eastern Co. SAE
$ 9,017
0.0
16,729
(1)
EFG Holding S.A.E.
6,230
0.0
73,379
0.1
Greece : 0.5%
30,356
(1)
Alpha Services and
Holdings SA
53,311
0.1
34,557
(1)
Eurobank Ergasias
Services and Holdings SA
66,436
0.1
4,349
(4)
FF Group
—
—
2,897  Hellenic
Telecommunications
Organization SA
42,725
0.0
1,623
Jumbo SA
46,751
0.0
819  Motor Oil Hellas Corinth
Refineries SA
24,404
0.0
1,486
Mytilineos SA
57,330
0.1
10,417
(1)
National Bank of Greece
SA
81,546
0.1
2,497
OPAP SA
44,934
0.0
14,678
(1)
Piraeus Financial Holdings
SA
61,327
0.1
2,857
(1)
Public Power Corp. SA
35,836
0.0
514,600
0.5
Hong Kong : 1.2%
70,000
(1)
Alibaba Health Information
Technology Ltd.
28,522
0.0
7,000  Beijing Enterprises
Holdings Ltd.
20,329
0.0
54,000  Beijing Enterprises Water
Group Ltd.
12,020
0.0
52,000  Bosideng International
Holdings Ltd.
26,009
0.0
38,000  Brilliance China
Automotive Holdings Ltd.
26,226
0.0
9,000  C&D International
Investment Group Ltd.
15,723
0.0
36,800
China Gas Holdings Ltd.
33,199
0.0
19,000  China Medical System
Holdings Ltd.
19,954
0.0
19,338  China Merchants Port
Holdings Co. Ltd.
23,188
0.0
57,000  China Overseas Land &
Investment Ltd.
82,265
0.1
20,000  China Overseas Property
Holdings Ltd.
11,085
0.0
67,000
(3)
China Power International
Development Ltd.
27,514
0.0
24,000  China Resources Beer
Holdings Co. Ltd.
110,824
0.1
12,600  China Resources Gas
Group Ltd.
40,207
0.1
46,444  China Resources Land
Ltd.
147,341
0.2
26,000  China Resources Power
Holdings Co. Ltd.
60,722
0.1
76,000
(1)
China Ruyi Holdings Ltd.
19,346
0.0
28,000  China State Construction
International Holdings Ltd.
30,606
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Hong Kong (continued)
18,428  China Taiping Insurance
Holdings Co. Ltd.
$ 16,155
0.0
27,200  Chow Tai Fook Jewellery
Group Ltd.
40,169
0.1
26,000  COSCO SHIPPING Ports
Ltd.
14,276
0.0
31,000
Far East Horizon Ltd.
22,972
0.0
333,000  GCL Technology Holdings
Ltd.
54,561
0.1
90,000  Geely Automobile Holdings
Ltd.
106,514
0.1
42,000  Guangdong Investment
Ltd.
17,992
0.0
9,000
Kingboard Holdings Ltd.
18,375
0.0
52,000
Kunlun Energy Co. Ltd.
43,440
0.1
2,000  Orient Overseas
International Ltd.
23,941
0.0
143,250  Sino Biopharmaceutical
Ltd.
55,391
0.1
5,000  Vinda International
Holdings Ltd.
14,994
0.0
65,000  Want Want China Holdings
Ltd.
38,368
0.1
19,760
Yuexiu Property Co. Ltd.
10,903
0.0
1,213,131
1.2
Hungary : 0.2%
6,157  MOL Hungarian Oil & Gas
PLC
49,928
0.0
3,286
OTP Bank Nyrt
151,239
0.1
2,040
Richter Gedeon Nyrt
51,752
0.1
252,919
0.2
India : 17.1%
734
ABB India Ltd.
56,083
0.1
2,347
Adani Enterprises Ltd.
90,268
0.1
4,276
(1)
Adani Green Energy Ltd.
94,376
0.1
7,109  Adani Ports & Special
Economic Zone Ltd.
114,787
0.1
10,193
(1)
Adani Power Ltd.
65,488
0.1
8,055
Ambuja Cements Ltd.
59,293
0.1
2,624
APL Apollo Tubes Ltd.
47,217
0.0
1,369  Apollo Hospitals Enterprise
Ltd.
104,506
0.1
21,683
Ashok Leyland Ltd.
44,626
0.0
5,159
Asian Paints Ltd.
176,063
0.2
1,859
Astral Ltd.
44,462
0.0
2,124
(2)
AU Small Finance Bank
Ltd.
14,450
0.0
4,343
Aurobindo Pharma Ltd.
56,908
0.1
2,168
(1)(2)
Avenue Supermarts Ltd.
117,832
0.1
31,639
Axis Bank Ltd.
398,759
0.4
929
Bajaj Auto Ltd.
102,207
0.1
3,792
Bajaj Finance Ltd.
331,113
0.3
5,545
Bajaj Finserv Ltd.
109,697
0.1
339  Bajaj Holdings &
Investment Ltd.
33,696
0.0
1,038
Balkrishna Industries Ltd.
28,903
0.0
9,569
(2)
Bandhan Bank Ltd.
20,736
0.0
13,608
Bank of Baroda
43,231
0.0
4,031
Berger Paints India Ltd.
27,768
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
50,046
Bharat Electronics Ltd.
$ 121,210
0.1
3,481
Bharat Forge Ltd.
47,256
0.1
14,372  Bharat Heavy Electricals
Ltd.
42,751
0.0
10,093  Bharat Petroleum Corp.
Ltd.
73,117
0.1
30,926
Bharti Airtel Ltd.
456,305
0.4
1,433
Britannia Industries Ltd.
84,396
0.1
8,421  CG Power & Industrial
Solutions Ltd.
54,713
0.1
6,122  Cholamandalam
Investment and Finance
Co. Ltd.
85,250
0.1
7,115
Cipla Ltd./India
127,904
0.1
22,770
Coal India Ltd.
119,061
0.1
2,001  Colgate-Palmolive India
Ltd.
65,197
0.1
3,706  Container Corp. Of India
Ltd.
39,331
0.0
2,068
Cummins India Ltd.
74,656
0.1
8,983
Dabur India Ltd.
56,417
0.1
1,613
Divi's Laboratories Ltd.
66,761
0.1
9,970
DLF Ltd.
107,571
0.1
1,665  Dr Reddy's Laboratories
Ltd.
123,050
0.1
1,859
Eicher Motors Ltd.
89,792
0.1
30,913
GAIL India Ltd.
67,287
0.1
31,413
(1)
GMR Airports
Infrastructure Ltd.
30,823
0.0
5,384  Godrej Consumer
Products Ltd.
81,064
0.1
1,672
(1)
Godrej Properties Ltd.
46,227
0.0
3,587
Grasim Industries Ltd.
98,664
0.1
3,517
Havells India Ltd.
64,021
0.1
12,872
HCL Technologies Ltd.
239,323
0.2
1,258
(2)
HDFC Asset Management
Co. Ltd.
56,731
0.1
38,440
HDFC Bank Ltd.
670,302
0.7
14,203
(2)
HDFC Life Insurance Co.
Ltd.
107,980
0.1
1,703
Hero MotoCorp Ltd.
96,691
0.1
17,833
Hindalco Industries Ltd.
120,402
0.1
2,691
Hindustan Aeronautics Ltd.
107,685
0.1
9,154  Hindustan Petroleum
Corp. Ltd.
52,259
0.1
11,084
Hindustan Unilever Ltd.
301,577
0.3
71,523
ICICI Bank Ltd.
942,935
0.9
3,168
(2)
ICICI Lombard General
Insurance Co. Ltd.
64,079
0.1
4,618
(2)
ICICI Prudential Life
Insurance Co. Ltd.
33,764
0.0
46,339
(1)
IDFC First Bank Ltd.
42,040
0.0
11,312
Indian Hotels Co. Ltd.
80,294
0.1
37,521
Indian Oil Corp. Ltd.
75,713
0.1
3,202  Indian Railway Catering &
Tourism Corp. Ltd.
35,755
0.0
4,185
Indraprastha Gas Ltd.
21,675
0.0
4,335
IndusInd Bank Ltd.
81,045
0.1
950
Info Edge India Ltd.
63,841
0.1
45,523
Infosys Ltd.
819,785
0.8
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
2,102
(1)(2)
InterGlobe Aviation Ltd.
$ 89,572
0.1
40,344
ITC Ltd.
207,754
0.2
4,808
Jindal Steel & Power Ltd.
49,242
0.1
8,733
JSW Steel Ltd.
87,220
0.1
5,280
Jubilant Foodworks Ltd.
28,487
0.0
14,889
Kotak Mahindra Bank Ltd.
319,876
0.3
9,271
Larsen & Toubro Ltd.
419,321
0.4
1,175
(2)
LTIMindtree Ltd.
69,825
0.1
2,758
Lupin Ltd.
53,537
0.1
3,054
(2)
Macrotech Developers Ltd.
41,734
0.0
12,768
Mahindra & Mahindra Ltd.
294,958
0.3
6,998
Marico Ltd.
41,803
0.0
1,858
Maruti Suzuki India Ltd.
281,267
0.3
10,606  Max Healthcare Institute
Ltd.
104,600
0.1
1,027
Mphasis Ltd.
29,539
0.0
33
MRF Ltd.
52,818
0.1
1,493
Muthoot Finance Ltd.
26,601
0.0
4,760
Nestle India Ltd.
149,837
0.1
13,295
NMDC Ltd.
32,268
0.0
61,740
NTPC Ltd.
249,509
0.2
43,047  Oil & Natural Gas Corp.
Ltd.
138,957
0.1
2,728
(1)
One 97 Communications
Ltd.
13,219
0.0
82
Page Industries Ltd.
33,921
0.0
1,442
Persistent Systems Ltd.
69,172
0.1
10,191
Petronet LNG Ltd.
32,268
0.0
1,109
PI Industries Ltd.
51,524
0.1
2,230
Pidilite Industries Ltd.
80,663
0.1
682
Polycab India Ltd.
41,532
0.0
21,252
Power Finance Corp. Ltd.
99,711
0.1
63,486  Power Grid Corp. of India
Ltd.
210,736
0.2
30,435
Punjab National Bank
45,620
0.0
19,304
REC Ltd.
104,781
0.1
41,861
Reliance Industries Ltd.
1,496,874
1.5
39,295
(1)
Reliance Strategic
Investments Ltd.
167,058
0.2
31,742  Samvardhana Motherson
International Ltd.
44,766
0.0
3,617  SBI Cards & Payment
Services Ltd.
29,661
0.0
6,564
(2)
SBI Life Insurance Co. Ltd.
118,525
0.1
123
Shree Cement Ltd.
37,966
0.0
4,117
Shriram Finance Ltd.
116,793
0.1
1,221
Siemens Ltd.
78,883
0.1
5,513
(2)
Sona Blw Precision
Forgings Ltd.
46,770
0.0
2,042
SRF Ltd.
62,785
0.1
24,368
State Bank of India
220,689
0.2
13,465  Sun Pharmaceutical
Industries Ltd.
262,133
0.3
999
Supreme Industries Ltd.
50,793
0.1
117,061
(1)
Suzlon Energy Ltd.
56,948
0.1
1,703
Tata Communications Ltd.
41,155
0.0
12,596  Tata Consultancy Services
Ltd.
587,880
0.6
8,263  Tata Consumer Products
Ltd.
108,807
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
458
Tata Elxsi Ltd.
$ 42,852
0.0
23,706
Tata Motors Ltd.
283,012
0.3
5,276  Tata Motors Ltd. - DVR
Shares
41,736
0.0
19,262
Tata Power Co. Ltd.
91,168
0.1
104,685
Tata Steel Ltd.
196,300
0.2
7,247
Tech Mahindra Ltd.
108,761
0.1
4,759
Titan Co. Ltd.
217,544
0.2
1,355  Torrent Pharmaceuticals
Ltd.
42,292
0.0
2,489
Trent Ltd.
118,142
0.1
1,644  Tube Investments of India
Ltd.
73,832
0.1
3,217
TVS Motor Co. Ltd.
83,263
0.1
1,651
UltraTech Cement Ltd.
193,337
0.2
20,541
Union Bank of India Ltd.
37,962
0.0
3,875
United Spirits Ltd.
52,765
0.1
7,040
UPL Ltd.
38,569
0.0
6,105
Varun Beverages Ltd.
102,604
0.1
13,179
Vedanta Ltd.
43,142
0.0
18,521
Wipro Ltd.
107,348
0.1
171,086
(1)
Yes Bank Ltd.
47,786
0.1
83,607
(1)
Zomato Ltd.
183,260
0.2
17,605,202
17.1
Indonesia : 1.8%
197,600  Adaro Energy Indonesia
Tbk PT
33,668
0.0
82,600
(1)
Amman Mineral
Internasional PT
45,607
0.1
114,900
Aneka Tambang Tbk
11,607
0.0
271,600
Astra International Tbk PT
88,240
0.1
756,400
Bank Central Asia Tbk PT
481,023
0.5
509,500  Bank Mandiri Persero
Tbk PT
231,819
0.2
207,100  Bank Negara Indonesia
Persero Tbk PT
77,096
0.1
931,638  Bank Rakyat Indonesia
Persero Tbk PT
356,235
0.4
379,796
Barito Pacific Tbk PT
22,641
0.0
101,800  Charoen Pokphand
Indonesia Tbk PT
33,715
0.0
11,332,400
(1)
GoTo Gojek Tokopedia
Tbk PT
49,341
0.1
35,200  Indah Kiat Pulp & Paper
Tbk PT
21,255
0.0
29,000  Indofood CBP Sukses
Makmur Tbk PT
21,211
0.0
58,500  Indofood Sukses Makmur
Tbk PT
23,522
0.0
294,100
Kalbe Farma Tbk PT
27,360
0.0
164,956
(1)
Merdeka Copper Gold
Tbk PT
23,751
0.0
257,100  Sarana Menara Nusantara
Tbk PT
13,946
0.0
45,087  Semen Indonesia Persero
Tbk PT
16,778
0.0
284,800  Sumber Alfaria Trijaya
Tbk PT
52,293
0.1
703,900  Telkom Indonesia Persero
Tbk PT
154,820
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Indonesia (continued)
103,000
Unilever Indonesia Tbk PT
$ 17,540
0.0
20,700
United Tractors Tbk PT
31,568
0.0
1,835,036
1.8
Ireland : 0.9%
8,194
(1)
PDD Holdings, Inc., ADR
952,553
0.9
Kuwait : 0.8%
21,769
(1)
Agility Public Warehousing
Co. KSC
47,138
0.1
19,268
Boubyan Bank KSCP
38,826
0.0
28,274
Gulf Bank KSCP
27,021
0.0
117,685  Kuwait Finance House
KSCP
306,037
0.3
8,870
Mabanee Co. KPSC
22,802
0.0
28,302  Mobile
Telecommunications Co.
KSCP
45,165
0.1
103,811  National Bank of Kuwait
SAKP
323,887
0.3
810,876
0.8
Luxembourg : 0.0%
1,835
Reinet Investments SCA
44,396
0.0
Malaysia : 1.3%
40,900
AMMB Holdings Bhd
36,022
0.1
36,300
Axiata Group Bhd
20,648
0.0
49,500
CELCOMDIGI BHD
44,031
0.1
87,300
CIMB Group Holdings Bhd
120,932
0.1
24,500
Gamuda Bhd
27,280
0.0
28,400
Genting Bhd
28,353
0.0
38,800
Genting Malaysia Bhd
22,407
0.0
8,972
Hong Leong Bank Bhd
36,699
0.1
30,700
IHH Healthcare Bhd
39,113
0.1
49,600
Inari Amertron Bhd
33,174
0.1
34,100
IOI Corp. Bhd
28,478
0.0
6,300  Kuala Lumpur Kepong
Bhd
29,727
0.0
73,800
Malayan Banking Bhd
150,518
0.2
15,700  Malaysia Airports Holdings
Bhd
32,865
0.0
32,000
Maxis Bhd
22,785
0.0
18,500
MISC Bhd
29,913
0.0
60,200
(2)
MR DIY Group M Bhd
19,079
0.0
900
Nestle Malaysia Bhd
22,438
0.0
38,900  Petronas Chemicals
Group Bhd
55,845
0.1
3,900
Petronas Dagangan Bhd
17,716
0.0
8,500
Petronas Gas Bhd
31,536
0.0
8,580
PPB Group Bhd
28,280
0.0
50,600  Press Metal Aluminium
Holdings Bhd
49,820
0.1
195,400
Public Bank Bhd
173,872
0.2
21,400
QL Resources Bhd
26,604
0.0
19,476
RHB Bank Bhd
23,223
0.0
54,200
Sime Darby Bhd
29,798
0.0
27,800
Sime Darby Plantation Bhd
25,586
0.0
15,000
Telekom Malaysia Bhd
19,059
0.0
33,200
Tenaga Nasional Bhd
78,844
0.1
41,800
YTL Corp. Bhd
23,056
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Malaysia (continued)
31,000  YTL Power International
Bhd
$ 24,789
0.0
1,352,490
1.3
Mexico : 2.6%
40,792
Alfa SAB de CV - Class A
30,353
0.0
265,193
(1)
America Movil SAB de CV
247,597
0.2
6,674  Arca Continental SAB de
CV
72,908
0.1
10,422
(2)
Banco del Bajio SA
40,537
0.0
205,427
(1)
Cemex SAB de CV
185,162
0.2
7,592  Coca-Cola Femsa SAB
de CV
73,242
0.1
39,560  Fibra Uno Administracion
SA de CV
65,801
0.1
26,450  Fomento Economico
Mexicano SAB de CV
345,705
0.3
2,527  Gruma SAB de CV - Class
B
47,255
0.1
4,400  Grupo Aeroportuario del
Centro Norte SAB de CV
43,456
0.0
5,296  Grupo Aeroportuario del
Pacifico SAB de CV -
Class B
86,003
0.1
2,816  Grupo Aeroportuario del
Sureste SAB de CV -
Class B
89,089
0.1
17,329
Grupo Bimbo SAB de CV
81,795
0.1
7,659
Grupo Carso SAB de CV
68,240
0.1
35,608  Grupo Financiero Banorte
SAB de CV - Class O
378,207
0.4
27,588
(1)
Grupo Financiero Inbursa
SAB de CV - Class O
85,242
0.1
42,102
Grupo Mexico SAB de CV
248,517
0.2
2,593
(1)
Industrias Penoles SAB
de CV
36,855
0.0
21,251  Kimberly-Clark de Mexico
SAB de CV - Class A
49,468
0.1
16,838  Operadora De Sites
Mexicanos SAB de CV -
Class 1
20,459
0.0
14,182  Orbia Advance Corp. SAB
de CV
29,677
0.0
10,693  Prologis Property Mexico
SA de CV
46,954
0.0
2,770  Promotora y Operadora de
Infraestructura SAB de CV
29,381
0.0
71,321  Wal-Mart de Mexico SAB
de CV
287,130
0.3
2,689,033
2.6
Netherlands : 0.0%
7,935
NEPI Rockcastle NV
54,799
0.0
Peru : 0.2%
2,871  Cia de Minas
Buenaventura SAA, ADR
45,592
0.0
931
Credicorp Ltd.
157,739
0.2
203,331
0.2
Philippines : 0.6%
22,070  Aboitiz Equity Ventures,
Inc.
18,393
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Philippines (continued)
3,065
Ayala Corp.
$ 34,895
0.0
91,390
Ayala Land, Inc.
52,527
0.1
30,418  Bank of the Philippine
Islands
63,904
0.1
32,039
BDO Unibank, Inc.
88,055
0.1
14,090  International Container
Terminal Services, Inc.
79,705
0.1
37,579
JG Summit Holdings, Inc.
24,333
0.0
5,870
Jollibee Foods Corp.
26,389
0.0
3,720
Manila Electric Co.
23,624
0.0
23,012  Metropolitan Bank & Trust
Co.
26,727
0.0
1,085
PLDT, Inc.
26,392
0.0
3,482
SM Investments Corp.
60,246
0.1
147,100
SM Prime Holdings, Inc.
85,567
0.1
11,750
Universal Robina Corp.
22,010
0.0
632,767
0.6
Poland : 0.9%
7,742
(1)(2)
Allegro.eu SA
64,111
0.1
2,494  Bank Polska Kasa Opieki
SA
113,337
0.1
156
Budimex SA
27,339
0.0
873
CD Projekt SA
25,543
0.0
669
(1)(2)
Dino Polska SA
64,901
0.1
2,066
KGHM Polska Miedz SA
59,003
0.1
15
L.P. SA
57,412
0.0
180
(1)
mBank SA
33,320
0.0
11,681
(1)
PGE Polska Grupa
Energetyczna SA
21,046
0.0
7,796  Polski Koncern Naftowy
ORLEN SA
126,981
0.1
11,995  Powszechna Kasa
Oszczednosci Bank Polski
SA
177,978
0.2
8,172  Powszechny Zaklad
Ubezpieczen SA
99,811
0.1
489  Santander Bank Polska
SA
69,630
0.1
940,412
0.9
Qatar : 0.8%
27,094
Barwa Real Estate Co.
20,544
0.0
48,929
Commercial Bank PSQC
66,318
0.1
24,799
Dukhan Bank
26,290
0.0
22,044
Industries Qatar QSC
72,510
0.1
74,383
Masraf Al Rayan QSC
48,499
0.1
62,056  Mesaieed Petrochemical
Holding Co.
33,423
0.0
10,813
Ooredoo QPSC
31,480
0.0
5,808  Qatar Electricity & Water
Co. QSC
25,920
0.0
8,238
Qatar Fuel QSC
33,418
0.0
33,716  Qatar Gas Transport Co.
Ltd.
36,923
0.0
13,444  Qatar International Islamic
Bank QSC
40,358
0.1
23,729
Qatar Islamic Bank SAQ
123,873
0.1
64,144  Qatar National Bank
QPSC
250,163
0.3
809,719
0.8

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Russia : —%
292,495
(4)
Alrosa PJSC
$ —
—
1,334,323
(1)(4)
Gazprom PJSC
—
—
4,339,761
(4)
Inter RAO UES PJSC
—
—
46,982
(4)
Lukoil PJSC
—
—
7,931
(4)
Magnit PJSC
—
—
7,016
(4)
MMC Norilsk Nickel PJSC
—
—
98,282
(4)
Mobile TeleSystems PJSC
—
—
170,929
(4)
Moscow Exchange
MICEX-RTS PJSC
—
—
101,990
(4)
Novatek PJSC
—
—
166,658
(1)(4)
Novolipetsk Steel PJSC
—
—
4,906
(1)(4)
Ozon Holdings PLC, ADR
—
—
5,194
(4)
PhosAgro PJSC
—
—
100
(4)
PhosAgro PJSC NPV
GDR
—
—
40,645
(1)(4)
Polymetal International
PLC
—
—
3,794
(1)(4)
Polyus PJSC
—
—
126,916
(4)
Rosneft Oil Co. PJSC
—
—
1,201,542
(4)
Sberbank of Russia PJSC
—
—
23,691
(1)(4)
Severstal PAO
—
—
770,779
(4)
Surgutneftegas PJSC
—
—
160,492
(4)
Tatneft PJSC
—
—
344,289
(1)(4)
United Co. RUSAL
International PJSC
—
—
377,182,805
(1)
(4)
VTB Bank PJSC
—
—
34,476
(1)(4)
Yandex NV - Class A
—
—
—
—
Saudi Arabia : 4.1%
1,337
ACWA Power Co.
120,842
0.1
4,734
(1)
Ades Holding Co.
26,204
0.0
1,704  Advanced Petrochemical
Co.
17,813
0.0
27,104
Al Rajhi Bank
600,858
0.6
14,239
Alinma Bank
166,363
0.2
3,339
Almarai Co. JSC
50,924
0.1
9,013
Arab National Bank
71,041
0.1
319  Arabian Internet &
Communications Services
Co.
32,160
0.0
6,644
Bank AlBilad
86,096
0.1
5,369
(1)
Bank Al-Jazira
28,636
0.0
8,848
Banque Saudi Fransi
91,936
0.1
1,191  Bupa Arabia for
Cooperative Insurance Co.
83,772
0.1
945  Co. for Cooperative
Insurance
40,814
0.0
443
Dallah Healthcare Co.
20,860
0.0
7,107
(1)
Dar Al Arkan Real Estate
Development Co.
26,192
0.0
1,183  Dr Sulaiman Al Habib
Medical Services Group
Co.
98,870
0.1
324
Elm Co.
82,875
0.1
5,133
Etihad Etisalat Co.
71,989
0.1
8,172
Jarir Marketing Co.
32,031
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Saudi Arabia (continued)
5,854  Mobile
Telecommunications Co.
Saudi Arabia
$ 19,698
0.0
1,318  Mouwasat Medical
Services Co.
47,934
0.1
503
Nahdi Medical Co.
19,842
0.0
821  Power & Water Utility Co.
for Jubail & Yanbu
15,158
0.0
19,898
Riyad Bank
158,178
0.2
3,130
SABIC Agri-Nutrients Co.
102,341
0.1
4,990  Sahara International
Petrochemical Co.
41,179
0.0
17,543
(1)
Saudi Arabian Mining Co.
236,214
0.2
35,660
(2)
Saudi Arabian Oil Co.
292,503
0.3
735  Saudi Aramco Base Oil
Co.
32,821
0.0
14,599
Saudi Awwal Bank
161,541
0.2
12,578  Saudi Basic Industries
Corp.
261,962
0.3
12,120
Saudi Electricity Co.
63,919
0.1
5,198  Saudi Industrial
Investment Group
31,014
0.0
6,487
Saudi Investment Bank
28,645
0.0
10,355
(1)
Saudi Kayan
Petrochemical Co.
24,904
0.0
40,762
Saudi National Bank
443,654
0.4
479
(1)
Saudi Research & Media
Group
36,743
0.0
627  Saudi Tadawul Group
Holding Co.
45,689
0.1
27,921
Saudi Telecom Co.
294,754
0.3
3,530
Savola Group
53,178
0.1
4,390  Yanbu National
Petrochemical Co.
43,584
0.0
4,205,731
4.1
Singapore : 0.0%
2,700
(2)
BOC Aviation Ltd.
20,830
0.0
South Africa : 2.5%
11,358
Absa Group Ltd.
88,676
0.1
863
(3)
Anglo American Platinum
Ltd.
35,011
0.0
5,101  Aspen Pharmacare
Holdings Ltd.
59,084
0.1
4,513
Bid Corp. Ltd.
110,040
0.1
4,106
(3)
Bidvest Group Ltd.
52,574
0.1
1,176
(3)
Capitec Bank Holdings
Ltd.
130,066
0.1
3,398
Clicks Group Ltd.
53,125
0.1
7,208
Discovery Ltd.
45,908
0.0
3,292
Exxaro Resources Ltd.
29,371
0.0
69,956
(3)
FirstRand Ltd.
227,937
0.2
12,135
Gold Fields Ltd.
194,674
0.2
7,336  Harmony Gold Mining Co.
Ltd.
60,661
0.1
13,599  Impala Platinum Holdings
Ltd.
56,180
0.1
833
Kumba Iron Ore Ltd.
20,331
0.0
24,524
MTN Group Ltd.
121,339
0.1
2,615
Naspers Ltd. - Class N
463,569
0.5

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Africa (continued)
6,502
Nedbank Group Ltd.
$ 78,444
0.1
4,684  Northam Platinum
Holdings Ltd.
27,928
0.0
61,875
Old Mutual Ltd.
38,386
0.0
9,763
OUTsurance Group Ltd.
21,650
0.0
26,386
(2)
Pepkor Holdings Ltd.
26,289
0.0
7,228
Remgro Ltd.
46,600
0.0
25,326
Sanlam Ltd.
92,786
0.1
7,747
(3)
Sasol Ltd.
59,868
0.1
7,209
(3)
Shoprite Holdings Ltd.
94,181
0.1
37,873
(3)
Sibanye Stillwater Ltd.
43,345
0.0
19,042
Standard Bank Group Ltd.
186,238
0.2
9,044
Vodacom Group Ltd.
47,058
0.1
13,092  Woolworths Holdings Ltd./
South Africa
40,928
0.0
2,552,247
2.5
South Korea : 11.6%
389
Amorepacific Corp.
35,025
0.0
248
(1)
Celltrion Pharm, Inc.
19,089
0.0
2,111
Celltrion, Inc.
288,271
0.3
110
CJ CheilJedang Corp.
23,863
0.0
339
(1)
CosmoAM&T Co. Ltd.
40,882
0.1
754
Coway Co. Ltd.
31,517
0.0
606
DB Insurance Co. Ltd.
43,348
0.1
692
Doosan Bobcat, Inc.
27,764
0.0
6,096
(1)
Doosan Enerbility Co. Ltd.
79,268
0.1
654
(1)
Ecopro BM Co. Ltd.
134,991
0.1
288
(1)
Ecopro Co. Ltd.
140,711
0.1
189
(1)
Ecopro Materials Co. Ltd.
18,756
0.0
595
GS Holdings Corp.
21,412
0.0
4,006
Hana Financial Group, Inc.
175,374
0.2
344
Hanjin Kal Corp.
15,176
0.0
995  Hankook Tire &
Technology Co. Ltd.
39,981
0.0
93
Hanmi Pharm Co. Ltd.
23,632
0.0
570  Hanmi Semiconductor Co.
Ltd.
56,720
0.1
2,317
Hanon Systems
10,297
0.0
488  Hanwha Aerospace Co.
Ltd.
75,274
0.1
756
(1)
Hanwha Ocean Co. Ltd.
15,405
0.0
1,718
Hanwha Solutions Corp.
35,278
0.0
591
HD Hyundai Co. Ltd.
30,244
0.0
307
(1)
HD Hyundai Heavy
Industries Co. Ltd.
27,061
0.0
589
(1)
HD Korea Shipbuilding &
Offshore Engineering Co.
Ltd.
52,627
0.1
1,747
(1)
HLB, Inc.
142,256
0.1
3,283
HMM Co. Ltd.
38,401
0.0
279
HYBE Co. Ltd.
47,465
0.1
1,071  Hyundai Engineering &
Construction Co. Ltd.
26,484
0.0
260
Hyundai Glovis Co. Ltd.
34,896
0.0
830
Hyundai Mobis Co. Ltd.
161,134
0.2
1,899
Hyundai Motor Co.
334,164
0.3
1,170
Hyundai Steel Co.
27,656
0.0
3,423
Industrial Bank of Korea
35,504
0.0
4,465
Kakao Corp.
180,478
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
2,201
KakaoBank Corp.
$ 45,969
0.1
346
(1)
Kakaopay Corp.
10,010
0.0
1,171
Kangwon Land, Inc.
14,279
0.0
5,386
KB Financial Group, Inc.
281,459
0.3
3,629
Kia Corp.
301,603
0.3
1,025  Korea Aerospace
Industries Ltd.
38,365
0.0
3,407
(1)
Korea Electric Power
Corp.
56,024
0.1
518  Korea Investment Holdings
Co. Ltd.
25,646
0.0
128
Korea Zinc Co. Ltd.
43,198
0.1
2,524
Korean Air Lines Co. Ltd.
40,638
0.1
389
(1)
Krafton, Inc.
72,244
0.1
909
KT Corp.
25,638
0.0
1,501
KT&G Corp.
104,471
0.1
422
(1)
Kum Yang Co. Ltd.
35,406
0.0
240  Kumho Petrochemical Co.
Ltd.
25,038
0.0
337
(1)
L&F Co. Ltd.
44,124
0.1
726
LG Chem Ltd.
237,624
0.2
1,384
LG Corp.
90,030
0.1
4,229
(1)
LG Display Co. Ltd.
33,245
0.0
1,420
LG Electronics, Inc.
102,077
0.1
666
(1)
LG Energy Solution Ltd.
198,402
0.2
124
LG H&H Co. Ltd.
35,622
0.0
195
LG Innotek Co. Ltd.
28,630
0.0
2,831
LG Uplus Corp.
21,129
0.0
262
Lotte Chemical Corp.
23,357
0.0
1,380  Meritz Financial Group,
Inc.
83,911
0.1
3,115  Mirae Asset Securities
Co. Ltd.
18,806
0.0
1,815
NAVER Corp.
252,154
0.3
230
NCSoft Corp.
35,185
0.0
289
(1)(2)
Netmarble Corp.
13,542
0.0
1,694  NH Investment &
Securities Co. Ltd.
14,847
0.0
323  Orion Corp./Republic of
Korea
22,040
0.0
697
Posco DX Co. Ltd.
25,159
0.0
424
POSCO Future M Co. Ltd.
95,346
0.1
986
POSCO Holdings, Inc.
308,843
0.3
715
Posco International Corp.
28,264
0.0
254
(1)(2)
Samsung Biologics Co.
Ltd.
157,207
0.2
1,189
Samsung C&T Corp.
141,395
0.1
851  Samsung Electro-
Mechanics Co. Ltd.
94,819
0.1
65,734  Samsung Electronics Co.
Ltd.
3,950,450
3.8
2,150
(1)
Samsung Engineering Co.
Ltd.
40,272
0.1
421  Samsung Fire & Marine
Insurance Co. Ltd.
96,682
0.1
8,960
(1)
Samsung Heavy Industries
Co. Ltd.
57,390
0.1
1,046  Samsung Life Insurance
Co. Ltd.
74,203
0.1
784
Samsung SDI Co. Ltd.
278,049
0.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
574
Samsung SDS Co. Ltd.
$ 69,744
0.1
790  Samsung Securities Co.
Ltd.
23,889
0.0
5,923  Shinhan Financial Group
Co. Ltd.
208,934
0.2
419
(1)
SK Biopharmaceuticals
Co. Ltd.
28,791
0.0
321
(1)
SK Bioscience Co. Ltd.
14,726
0.0
7,519
SK Hynix, Inc.
996,082
1.0
492
(1)(2)
SK IE Technology Co. Ltd.
26,724
0.0
797
(1)
SK Innovation Co. Ltd.
70,201
0.1
1,354
(1)
SK Square Co. Ltd.
79,204
0.1
760
SK Telecom Co. Ltd.
30,092
0.0
526
SK, Inc.
71,353
0.1
268
(1)
SKC Co. Ltd.
23,818
0.0
613
S-Oil Corp.
35,504
0.0
8,094  Woori Financial Group,
Inc.
87,797
0.1
768
Yuhan Corp.
44,155
0.1
12,024,210
11.6
Taiwan : 16.7%
7,000
Accton Technology Corp.
100,314
0.1
40,462
Acer, Inc.
58,979
0.1
6,324
Advantech Co. Ltd.
80,456
0.1
1,603
Airtac International Group
55,575
0.1
1,000
Alchip Technologies Ltd.
98,956
0.1
41,243  ASE Technology Holding
Co. Ltd.
200,198
0.2
33,356
Asia Cement Corp.
42,672
0.0
10,000
Asustek Computer, Inc.
132,385
0.1
90,400
AUO Corp.
51,107
0.1
9,000  Catcher Technology Co.
Ltd.
61,158
0.1
130,545  Cathay Financial Holding
Co. Ltd.
196,728
0.2
22,332
Chailease Holding Co. Ltd.
119,665
0.1
70,008  Chang Hwa Commercial
Bank Ltd.
39,696
0.0
25,650  Cheng Shin Rubber
Industry Co. Ltd.
39,817
0.0
40,000
China Airlines Ltd.
24,357
0.0
214,100
(1)
China Development
Financial Holding Corp.
92,613
0.1
171,535
China Steel Corp.
127,561
0.1
51,000  Chunghwa Telecom Co.
Ltd.
200,335
0.2
58,000
Compal Electronics, Inc.
69,466
0.1
251,170  CTBC Financial Holding
Co. Ltd.
254,224
0.3
27,703
Delta Electronics, Inc.
296,502
0.3
12,000
E Ink Holdings, Inc.
85,152
0.1
190,792  E.Sun Financial Holding
Co. Ltd.
161,795
0.2
2,386
Eclat Textile Co. Ltd.
40,807
0.0
1,000
eMemory Technology, Inc.
75,083
0.1
36,000
Eva Airways Corp.
35,556
0.0
13,656  Evergreen Marine Corp.
Taiwan Ltd.
75,100
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
42,685  Far Eastern New Century
Corp.
$ 44,064
0.0
26,000  Far EasTone
Telecommunications Co.
Ltd.
65,724
0.1
8,597  Feng TAY Enterprise Co.
Ltd.
42,420
0.0
148,964  First Financial Holding
Co. Ltd.
128,442
0.1
51,600  Formosa Chemicals &
Fibre Corp.
88,151
0.1
15,000  Formosa Petrochemical
Corp.
32,173
0.0
52,600
Formosa Plastics Corp.
111,895
0.1
104,598  Fubon Financial Holding
Co. Ltd.
226,417
0.2
7,000  Gigabyte Technology Co.
Ltd.
68,496
0.1
1,000
Global Unichip Corp.
38,109
0.0
3,000
Globalwafers Co. Ltd.
52,085
0.1
170,170  Hon Hai Precision Industry
Co. Ltd.
826,525
0.8
4,080
Hotai Motor Co. Ltd.
82,460
0.1
121,320  Hua Nan Financial
Holdings Co. Ltd.
86,787
0.1
119,163
Innolux Corp.
56,599
0.1
36,000
Inventec Corp.
65,884
0.1
1,000
Largan Precision Co. Ltd.
75,908
0.1
27,538
Lite-On Technology Corp.
91,287
0.1
20,820
MediaTek, Inc.
754,398
0.7
164,361  Mega Financial Holding
Co. Ltd.
206,673
0.2
10,000  Micro-Star International
Co. Ltd.
52,183
0.1
69,890
Nan Ya Plastics Corp.
120,236
0.1
3,000  Nan Ya Printed Circuit
Board Corp.
18,560
0.0
17,000
Nanya Technology Corp.
35,903
0.0
3,000  Nien Made Enterprise Co.
Ltd.
33,251
0.0
8,000  Novatek Microelectronics
Corp.
147,278
0.1
28,000
Pegatron Corp.
87,171
0.1
3,000
(1)
PharmaEssentia Corp.
29,997
0.0
29,000
Pou Chen Corp.
32,828
0.0
42,000
(1)
Powerchip Semiconductor
Manufacturing Corp.
33,991
0.0
8,000  President Chain Store
Corp.
66,338
0.1
38,000
Quanta Computer, Inc.
332,765
0.3
6,760  Realtek Semiconductor
Corp.
117,720
0.1
21,020  Ruentex Development
Co. Ltd.
23,021
0.0
52,152  Shanghai Commercial &
Savings Bank Ltd.
78,617
0.1
178,529
(1)
Shin Kong Financial
Holding Co. Ltd.
44,947
0.0
144,629  SinoPac Financial
Holdings Co. Ltd.
97,128
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
17,800  Synnex Technology
International Corp.
$ 43,577
0.0
153,695  Taishin Financial Holding
Co. Ltd.
86,192
0.1
86,112
Taiwan Business Bank
42,782
0.0
97,389
Taiwan Cement Corp.
96,392
0.1
139,629  Taiwan Cooperative
Financial Holding Co. Ltd.
113,337
0.1
25,000  Taiwan High Speed Rail
Corp.
23,551
0.0
26,000
Taiwan Mobile Co. Ltd.
82,829
0.1
340,000  Taiwan Semiconductor
Manufacturing Co. Ltd.
8,145,113
7.9
19,000  Unimicron Technology
Corp.
112,959
0.1
64,209  Uni-President Enterprises
Corp.
153,224
0.2
160,000  United Microelectronics
Corp.
259,847
0.3
12,000  Vanguard International
Semiconductor Corp.
31,805
0.0
1,000  Voltronic Power
Technology Corp.
51,577
0.1
39,374
Walsin Lihwa Corp.
46,005
0.1
8,645
Wan Hai Lines Ltd.
11,914
0.0
41,608
Winbond Electronics Corp.
35,106
0.0
35,000
Wistron Corp.
131,848
0.1
1,000
Wiwynn Corp.
68,476
0.1
22,280
WPG Holdings Ltd.
66,848
0.1
4,856
Yageo Corp.
90,109
0.1
24,000  Yang Ming Marine
Transport Corp.
33,134
0.0
147,201  Yuanta Financial Holding
Co. Ltd.
138,501
0.1
9,000  Zhen Ding Technology
Holding Ltd.
35,150
0.0
17,212,964
16.7
Thailand : 1.5%
300  Advanced Info Service
PCL
1,678
0.0
16,100  Advanced Info Service
PCL - Foreign Shares
90,060
0.1
56,100
Airports of Thailand PCL
100,400
0.1
5,700
Airports of Thailand PCL
10,201
0.0
100,400
Asset World Corp. PCL
11,367
0.0
149,800  Bangkok Dusit Medical
Services PCL - Foreign -
Class F
116,119
0.1
103,500  Bangkok Expressway &
Metro PCL
22,695
0.0
106,500
BTS Group Holdings PCL
16,374
0.0
8,300
(3)
Bumrungrad Hospital PCL
- Foreign
50,789
0.1
900
Central Pattana PCL
1,550
0.0
27,600  Central Pattana PCL -
Foreign Shares
47,539
0.1
24,800
Central Retail Corp. PCL
24,497
0.0
53,300  Charoen Pokphand Foods
PCL - Foreign Shares
26,623
0.0
77,900
CP ALL PCL - Foreign
116,537
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Thailand (continued)
28,800
CP Axtra PCL
$ 24,691
0.0
42,300
(3)
Delta Electronics Thailand
PCL
83,965
0.1
24,100
Energy Absolute PCL
22,680
0.0
8,800  Global Power Synergy
PCL - Class F
12,697
0.0
43,600  Gulf Energy Development
PCL
52,326
0.1
84,051
Home Product Center PCL
24,692
0.0
22,700
Indorama Ventures PCL
14,892
0.0
14,300  Intouch Holdings PCL -
Class F
26,975
0.0
8,200  Kasikornbank PCL
- Foreign
27,900
0.0
2,000
Krung Thai Bank PCL
922
0.0
44,500  Krung Thai Bank PCL -
Foreign Shares
20,514
0.0
14,700
Krungthai Card PCL
18,467
0.0
115,900  Land & Houses PCL
- Foreign
23,375
0.0
45,200
Minor International PCL
40,953
0.1
10,300
Muangthai Capital PCL
13,151
0.0
20,400  PTT Exploration &
Production PCL - Foreign
Shares
83,653
0.1
300
PTT Global Chemical PCL
313
0.0
32,200  PTT Global Chemical PCL
- Foreign Shares
33,608
0.1
40,500  PTT Oil & Retail Business
PCL
19,571
0.0
145,200
PTT PCL - Foreign
133,593
0.1
48,900
(4)
Robinson PCL
—
—
11,600
SCB X PCL
36,263
0.1
17,500
SCG Packaging PCL
13,809
0.0
10,700  Siam Cement PCL
- Foreign
74,873
0.1
16,700
Thai Oil PCL - Foreign
26,969
0.0
415,200
TMBThanachart Bank PCL
20,719
0.0
146,407
(1)
True Corp. PCL
30,935
0.1
1,518,935
1.5
Turkey : 0.7%
49,397
Akbank TAS
71,474
0.1
18,358  Aselsan Elektronik Sanayi
Ve Ticaret AS
31,457
0.0
6,197
BIM Birlesik Magazalar AS
67,326
0.1
858
Coca-Cola Icecek AS
14,915
0.0
19,572
(1)
Eregli Demir ve Celik
Fabrikalari TAS
25,498
0.0
935
Ford Otomotiv Sanayi AS
33,403
0.0
13,602  Haci Omer Sabanci
Holding AS
34,904
0.0
10,309
KOC Holding AS
64,857
0.1
609
(1)
Pegasus Hava Tasimaciligi
AS
15,363
0.0
22,625
(1)
Sasa Polyester Sanayi AS
30,092
0.0
1,769  Tofas Turk Otomobil
Fabrikasi AS
14,911
0.0
7,135
(1)
Turk Hava Yollari AO
65,710
0.1
16,466  Turkcell Iletisim Hizmetleri
AS
34,836
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Turkey (continued)
117,026  Turkiye Is Bankasi AS -
Class C
$ 40,603
0.1
14,527  Turkiye Petrol Rafinerileri
AS
79,486
0.1
19,220  Turkiye Sise ve Cam
Fabrikalari AS
27,037
0.0
45,469
Yapi ve Kredi Bankasi AS
38,653
0.1
690,525
0.7
United Arab Emirates : 1.2%
39,340  Abu Dhabi Commercial
Bank PJSC
89,987
0.1
19,668  Abu Dhabi Islamic Bank
PJSC
58,486
0.1
44,240  Abu Dhabi National Oil Co.
for Distribution PJSC
43,851
0.1
51,881
Aldar Properties PJSC
77,986
0.1
33,986  Americana Restaurants
International PLC
30,448
0.0
42,354
Dubai Islamic Bank PJSC
67,356
0.1
90,386
Emaar Properties PJSC
200,598
0.2
25,715
Emirates NBD Bank PJSC
121,144
0.1
48,987  Emirates
Telecommunications
Group Co. PJSC
244,385
0.2
62,750  First Abu Dhabi Bank
PJSC
228,974
0.2
53,457
(1)
Multiply Group PJSC
32,608
0.0
1,195,823
1.2
United Kingdom : 0.1%
5,629
Anglogold Ashanti PLC
125,675
0.1
2,191
(1)
Pepco Group NV
9,874
0.0
135,549
0.1
United States : 0.3%
9,300
(1)
BeiGene Ltd.
111,885
0.1
986
(1)
Legend Biotech Corp.,
ADR
55,305
0.1
1,000
Parade Technologies Ltd.
28,781
0.0
1,237
Southern Copper Corp.
131,765
0.1
327,736
0.3
Total Common Stock
(Cost $117,463,155)
96,812,880
93.8
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 0.0%
India : 0.0%
INR
320,334  Britannia Industries Ltd.
N3, 5.500%,
06/03/2024 1,156
0.0
Total Corporate Bonds/
Notes
(Cost $4,402)
1,156
0.0
Shares
PREFERRED STOCK : 2.3%
Brazil : 1.5%
76,045  Banco Bradesco SA -
Preference Shares
216,821
0.2
3,251  Centrais Eletricas
Brasileiras SA
30,291
0.0
Shares RA Value
Percentage
of Net
Assets
PREFERRED STOCK: (continued)
Brazil (continued)
18,644  Cia Energetica de Minas
Gerais
$ 46,764
0.1
12,000  Cia Paranaense de
Energia
22,993
0.0
17,422
Gerdau SA
77,116
0.1
65,442
Itau Unibanco Holding SA
453,425
0.4
77,490
Itausa SA
162,075
0.2
65,601
Petroleo Brasileiro SA
490,497
0.5
1,499,982
1.5
Chile : 0.1%
2,116  Sociedad Quimica y
Minera de Chile SA
103,013
0.1
Colombia : 0.1%
7,277
Bancolombia SA
61,869
0.1
Russia : —%
773,978
(4)
Surgutneftegas PJSC
—
—
South Korea : 0.6%
264
Hyundai Motor Co.
31,018
0.0
509  Hyundai Motor Co. -
Second Preference Shares
59,321
0.1
44
LG Chem Ltd.
9,817
0.0
11,160  Samsung Electronics Co.
Ltd.
557,020
0.5
657,176
0.6
Total Preferred Stock
(Cost $2,377,715)
2,322,040
2.3
Total Long-Term
Investments
(Cost $119,845,272)
99,136,076
96.1
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 5.3%
Repurchase Agreements : 1.1%
133,672
(5)
Bank Of Montreal,
Repurchase Agreement
dated 03/28/2024,
5.330%, due 04/01/2024
(Repurchase Amount
$133,750, collateralized by
various U.S. Government
Agency Obligations,
3.500%-7.000%, Market
Value plus accrued
interest $136,345, due
08/01/33-03/01/54)
133,672
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,000,000
(5)
MUFG Securities
Americas, Inc.,
Repurchase Agreement
dated 03/28/2024,
5.340%, due 04/01/2024
(Repurchase Amount
$1,000,585, collateralized
by various U.S.
Government Agency
Obligations, 3.000%-
5.500%, Market Value
plus accrued interest
$1,020,000, due
01/01/39-11/01/52)
$ 1,000,000
1.0
Total Repurchase
Agreements
(Cost $1,133,672)
1,133,672
1.1
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 4.2%
4,289,000
(6)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.220%
(Cost $4,289,000) $ 4,289,000 4.2
Total Short-Term
Investments
(Cost $5,422,672)
5,422,672
5.3
Total Investments in
Securities
(Cost $125,267,944) $ 104,558,748 101.4
Liabilities in Excess of
Other Assets (1,393,972) (1.4)
Net Assets $ 103,164,776 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Security, or a portion of the security, is on loan.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of March 31, 2024.
Currency Abbreviations:
INR Indian Rupee
Sector Diversiﬁcation
Percentage
of Net Assets
Information Technology 22.6%
Financials 21.6
Consumer Discretionary 12.0
Communication Services 8.4
Materials 7.1
Industrials 6.4
Consumer Staples 5.4
Energy 5.2
Health Care 3.3
Utilities 2.7
Real Estate 1.4
Foreign Stock 0.0
Consumer, Non-cyclical 0.0
Consumer, Cyclical 0.0
Short-Term Investments 5.3
Liabilities in Excess of Other Assets (1.4)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Common Stock
Brazil $ 3,695,309 $ — $ — $ 3,695,309
Chile 369,906 — — 369,906
China 1,380,148 21,290,958 — 22,671,106
Colombia 57,312 — — 57,312
Czechia 83,614 66,440 — 150,054
Egypt — 73,379 — 73,379
Greece 364,126 150,474 — 514,600
Hong Kong 81,294 1,131,837 — 1,213,131
Hungary 252,919 — — 252,919
India — 17,605,202 — 17,605,202
Indonesia 99,146 1,735,890 — 1,835,036
Ireland 952,553 — — 952,553
Kuwait 22,802 788,074 — 810,876
Luxembourg 44,396 — — 44,396
Malaysia 342,054 1,010,436 — 1,352,490
Mexico 522,606 2,166,427 — 2,689,033
Netherlands 54,799 — — 54,799
Peru 203,331 — — 203,331
Philippines 440,486 192,281 — 632,767
Poland 27,339 913,073 — 940,412
Qatar 529,949 279,770 — 809,719
Russia — — — —
Saudi Arabia 813,493 3,392,238 — 4,205,731
Singapore — 20,830 — 20,830
South Africa 1,456,046 1,096,201 — 2,552,247
South Korea 18,756 12,005,454 — 12,024,210
Taiwan 170,821 17,042,143 — 17,212,964
Thailand — 1,518,935 — 1,518,935
Turkey 447,308 243,217 — 690,525
United Arab Emirates 1,195,823 — — 1,195,823
United Kingdom — 135,549 — 135,549
United States 187,070 140,666 — 327,736
Total Common Stock 13,813,406 82,999,474 — 96,812,880
Corporate Bonds/Notes — 1,156 — 1,156
Preferred Stock 1,602,995 719,045 — 2,322,040
Short-Term Investments 4,289,000 1,133,672 — 5,422,672
Total Investments, at fair value $ 19,705,401 $ 84,853,347 $ — $ 104,558,748
Liabilities Table
Other Financial Instruments+
Futures $ (6,311) $ — $ — $ (6,311)
Total Liabilities $ (6,311) $ — $ — $ (6,311)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Emerging Markets
Index Portfolio
At March 31, 2024, the following futures contracts were outstanding for Voya Emerging Markets Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
MSCI Emerging Markets Index 80 06/21/24 $ 4,196,000 $ (6,311)
$ 4,196,000 $ (6,311)
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 15,202,456
Gross Unrealized Depreciation (35,911,652)
Net Unrealized Depreciation $ (20,709,196)